Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of defined benefit plans [table]
Defined Benefit Plan Expenses	$ 282	$ 237
Principal Pension Plans [Member]
Disclosure of defined benefit plans [table]
Service cost - benefits earned	54	62
Net interest cost (income) on net defined benefit liability (asset)	(20)	(25)
Interest cost on asset limitation and minimum funding requirement	3	5
Defined benefit administrative expenses	2	2
Defined Benefit Plan Expenses	39	44
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [table]
Service cost - benefits earned	1	1
Net interest cost (income) on net defined benefit liability (asset)	5	5
Interest cost on asset limitation and minimum funding requirement	0	0
Defined benefit administrative expenses	0	0
Defined Benefit Plan Expenses	6	6
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [table]
Service cost - benefits earned	4	4
Net interest cost (income) on net defined benefit liability (asset)	6	6
Interest cost on asset limitation and minimum funding requirement	1	1
Defined benefit administrative expenses	1	1
Defined Benefit Plan Expenses	$ 12	$ 12